Financial instruments	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
Risk management
In the normal course of business, the Company is exposed to various risks from its use of financial instruments. To manage these risks, the Company follows a financial risk management framework, which is monitored and approved by the Company's Audit, Finance and Risk Committee, with a goal of maintaining a strong balance sheet, optimizing earnings per share and free cash flow, financing its operations at an optimal cost of capital and preserving its liquidity. The Company has limited involvement with derivative financial instruments in the management of its risks and does not hold or issue them for trading or speculative purposes.
Foreign currency risk
Foreign exchange forward contracts
The Company conducts its business in both Canada and the U.S. and as a result, is affected by currency fluctuations. Changes in the exchange rate between the Canadian dollar and the US dollar affect the Company's revenues and expenses. To manage foreign currency risk, the Company designates US dollar-denominated debt of the parent company as a foreign currency hedge of its net investment in foreign operations. As a result, from the dates of designation, foreign exchange gains and losses on translation of the Company's US dollar-denominated debt are recorded in Accumulated other comprehensive loss, which minimizes volatility of earnings resulting from the conversion of US dollar-denominated debt into the Canadian dollar.

The Company also enters into foreign exchange forward contracts to manage its exposure to foreign currency risk. As at December 31, 2025, the Company had outstanding foreign exchange forward contracts to purchase a notional value of US$477 million (2024 - US$580 million). These outstanding contracts are at a weighted-average exchange rate of $1.39 per US$1.00 (2024 - $1.37 per US$1.00). The weighted-average term of the contracts is 110 days (2024 - 88 days). Changes in the fair value of foreign exchange forward contracts, resulting from changes in foreign exchange rates, are recognized in Other income in the Consolidated Statements of Income as they occur. For the year ended December 31, 2025, the Company recorded a loss of $37 million (2024 - gain of $226 million; 2023 - loss of $45 million) related to foreign exchange forward contracts. These gains and losses were largely offset by the re-measurement of US dollar-denominated monetary assets and liabilities recognized in Other income. As at December 31, 2025, the fair value of outstanding foreign exchange forward contracts included in Other current assets and Accounts payable and other was $nil and $10 million, respectively (2024 - $38 million and $nil, respectively).
Cross-currency interest rate swaps
As at December 31, 2025, the aggregate notional amount of cross-currency interest rate swaps entered into was US$975 million to hedge the US-to-Canadian dollar currency fluctuations on US dollar-denominated notes maturing on March 1, 2026 and July 15, 2028, for an aggregate principal amount of $1,401 million with a weighted average fixed annual interest rate of 3.33%.

These cross-currency interest rate swaps were designated as qualifying hedging instruments and were accounted for as cash flow hedges, with their critical terms corresponding to the related US dollar-denominated notes.

As at December 31, 2025, the cumulative changes in fair values of these cross-currency interest rate swaps recorded in Accumulated other comprehensive loss in derivative instruments resulted in a loss of $45 million. As at December 31, 2025, the amounts amortized from Accumulated other comprehensive loss to Other income related to foreign currency exposure was a loss of $62 million and to Interest expense was a gain of $14 million in the same period that the carrying values of the two US dollar-denominated notes were remeasured to Canadian dollars and the interest expense was recognized.

As at December 31, 2025, the fair value of outstanding cross-currency interest rate swaps included in Other current asset was $7 million, Accounts payable and other was $29 million and Other liabilities and deferred credits was $30 million.

The cash flows related to these cross-currency interest rate swaps that pertain to the periodic interest settlements are classified as operating activities and the cash flows that pertain to the principal balance will be classified as financing activities.
Interest rate risk
The Company is exposed to interest rate risk, which is the risk that the fair value or future cash flows of a financial instrument will vary as a result of changes in market interest rates. Such risk exists in relation to the Company's debt. The Company mainly issues fixed-rate debt, which exposes the Company to variability in the fair value of the debt. The Company also issues debt with variable interest rates, which exposes the Company to variability in interest expense. To manage interest rate risk, the Company manages its borrowings in line with liquidity needs, maturity schedule, and currency and interest rate profile. In anticipation of future debt issuances, the Company may use derivative instruments such as forward rate agreements.
Treasury Locks
During 2025 and 2024, the Company entered into treasury lock agreements to hedge US Treasury benchmark rates related to expected debt issuances in 2025 and 2024, respectively. The treasury locks were designated as cash flow hedging instruments with cumulative gains or losses recorded in Accumulated other comprehensive loss in derivative instruments. Upon settlement, cash proceeds or outflows were included in operating activities in the Consolidated Statements of Cash Flows, and the gain or loss was recorded in Accumulated other comprehensive loss which is amortized over the term of the corresponding debt and recognized as an adjustment to interest expense on the Consolidated Statements of Income. In conjunction with the November 6, 2025 debt issuance, the Company settled total treasury locks with a notional amount of US$600 million ($847 million), resulting in a cumulative loss of $1 million. In conjunction with the September 18, 2024 debt issuance, the Company settled treasury locks with a notional amount of US$500 million ($680 million), resulting in a cumulative loss of $15 million. As at December 31, 2025 and 2024, there were no treasury locks outstanding.

Interest rate swaps
As at December 31, 2025, the Company had outstanding swaps with a notional amount of $1.0 billion designated as qualifying hedging instruments and accounted for as fair value hedges on a cumulative $1.0 billion of notes maturing on June 10, 2030 and June 10, 2035. The swaps were designed to hedge the interest rate risk associated with market fluctuations attributable to the CORRA. The fair value gain or loss on the swaps as well as any offsetting loss or gain on the hedged notes attributable to the hedged risk are recorded in Interest expense.

As at December 31, 2025, the cumulative change in fair value of these swaps recorded in Other current assets and Other liabilities and deferred credits resulted in a gain and loss of $5 million and $16 million, respectively. As at December 31, 2025, the hedging adjustment included in the carrying amount of the hedged notes within Long-term debt was a gain of $11 million.

Periodic net interest accruals for these swaps are recorded in Interest expense which was $1 million for the year ended December 31, 2025, and their related settlements will be included as part of cash flows from operating activities.
Fair value of financial instruments
The financial instruments that the Company measures at fair value on a recurring basis in periods subsequent to initial recognition are categorized into the following levels of the fair value hierarchy based on the degree to which inputs are observable:
•Level 1: Inputs are quoted prices for identical instruments in active markets
•Level 2: Significant inputs (other than quoted prices included in Level 1) are observable
•Level 3: Significant inputs are unobservable

The carrying amounts of Cash and cash equivalents and Restricted cash and cash equivalents approximate fair value. These financial instruments include highly liquid investments purchased three months or less from maturity, for which the fair value is determined by reference to quoted prices in active markets.

The carrying amounts of Accounts receivable, Other current assets and Accounts payable and other approximate fair value due to their short maturity, unless otherwise specified. The fair value of equity investments with readily determinable fair values, included in Intangible assets, goodwill and other, is classified as Level 1 with gains and losses being recorded in Other income within the Consolidated Statements of Income. The fair value of derivative financial instruments, included in Other current assets, Intangible assets, goodwill and other and Accounts payable and other is classified as Level 2 and is used to manage the Company's exposure to foreign currency and interest rate risk. The fair value is measured by discounting future cash flows, estimated based on future interest rates and foreign exchange rates, as applicable, derived from market data and using a discount rate derived from market data for financial instruments subject to similar risks and maturities.
The carrying amount of the Company's debt does not approximate fair value. The fair value is estimated based on quoted market prices for the same or similar debt instruments, as well as discounted cash flows using current interest rates for debt with similar terms, company rating, and remaining maturity. The Company classifies debt as Level 2. As at December 31, 2025, the Company's debt, excluding finance leases, had a carrying amount of $21,201 million (2024 - $20,887 million) and a fair value of $20,246 million (2024 - $19,688 million). The carrying amount of debt excluding finance leases exceeded the fair value due to an increase in market rates compared to the stated coupon rate.